Goodwill and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	£ 7,726	£ 8,222
Intangible assets and goodwill	7,849	7,726
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	12,237	12,625
Additions and disposals	676	1,017
Exchange and other movements	(160)	(1,405)
Intangible assets and goodwill	12,753	12,237
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(4,511)	(4,403)
Disposals	256	150
Amortisation charge	(715)	(670)
Impairment charge	(52)	(74)
Exchange and other movements	118	486
Intangible assets and goodwill	(4,904)	(4,511)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,917
Intangible assets and goodwill	3,899	3,917
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,847	5,603
Additions and disposals	0	(77)
Exchange and other movements	(88)	(679)
Intangible assets and goodwill	4,759	4,847
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(930)	(998)
Disposals	0	77
Amortisation charge	0	0
Impairment charge	0	0
Exchange and other movements	70	(9)
Intangible assets and goodwill	(860)	(930)
Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,063
Intangible assets and goodwill	3,306	3,063
Internally generated software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,927	4,112
Additions and disposals	662	955
Exchange and other movements	(88)	(140)
Intangible assets and goodwill	5,501	4,927
Internally generated software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,864)	(1,634)
Disposals	207	46
Amortisation charge	(546)	(476)
Impairment charge	(52)	(72)
Exchange and other movements	60	272
Intangible assets and goodwill	(2,195)	(1,864)
Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	61
Intangible assets and goodwill	114	61
Other software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	204	542
Additions and disposals	16	2
Exchange and other movements	207	(340)
Intangible assets and goodwill	427	204
Other software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(143)	(212)
Disposals	10	1
Amortisation charge	(32)	(36)
Impairment charge	0	(1)
Exchange and other movements	(148)	105
Intangible assets and goodwill	(313)	(143)
Customer lists [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	477
Intangible assets and goodwill	338	477
Customer lists [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,708	1,665
Additions and disposals	(15)	59
Exchange and other movements	(146)	(16)
Intangible assets and goodwill	1,547	1,708
Customer lists [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,231)	(1,081)
Disposals	15	14
Amortisation charge	(101)	(129)
Impairment charge	0	0
Exchange and other movements	108	(35)
Intangible assets and goodwill	(1,209)	(1,231)
Licences and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	208
Intangible assets and goodwill	192	208
Licences and other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	551	703
Additions and disposals	13	78
Exchange and other movements	(45)	(230)
Intangible assets and goodwill	519	551
Licences and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(343)	(478)
Disposals	24	12
Amortisation charge	(36)	(29)
Impairment charge	0	(1)
Exchange and other movements	28	153
Intangible assets and goodwill	£ (327)	£ (343)